UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2017

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 54.9%
Australia - 6.8%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	86,905,000	AUD	$76,634,429
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	55,180,000	AUD	47,639,034	(a)
Queensland Treasury Corp., Senior Bonds	3.250%	7/21/26	60,780,000	AUD	46,918,465	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	42,310,000	AUD	37,817,690	(a)

Total Australia					209,009,618

Brazil - 5.6%
Federative Republic of Brazil, Notes	10.000%	1/1/25	172,630,000	BRL	55,139,046
Federative Republic of Brazil, Notes	10.000%	1/1/27	363,905,000	BRL	115,940,661

Total Brazil					171,079,707

Hungary - 1.2%
Republic of Hungary, Bonds	6.000%	11/24/23	5,840,000,000	HUF	24,416,572
Republic of Hungary, Bonds	5.500%	6/24/25	3,180,000,000	HUF	12,906,084

Total Hungary					37,322,656

Indonesia - 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	25,365,313
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	772,400,000,000	IDR	64,206,376
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	5,679,427
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	609,200,000,000	IDR	48,306,582

Total Indonesia					143,557,698

Malaysia - 4.1%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	231,170,000	MYR	52,096,331
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	101,200,000	MYR	23,065,711
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	42,960,000	MYR	9,601,994
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	39,927,135

Total Malaysia					124,691,171

Mexico - 13.3%
United Mexican States, Senior Bonds	8.500%	5/31/29	1,843,570,000	MXN	108,770,359
United Mexican States, Senior Bonds	7.750%	11/23/34	432,900,000	MXN	23,931,961
United Mexican States, Senior Bonds	8.500%	11/18/38	1,929,900,000	MXN	114,742,063
United Mexican States, Senior Bonds	7.750%	11/13/42	2,936,800,000	MXN	162,274,779

Total Mexico					409,719,162

New Zealand - 0.9%
Government of New Zealand, Senior Bonds	5.500%	4/15/23	34,890,000	NZD	28,098,364	(a)

Poland - 4.5%
Republic of Poland, Bonds	4.000%	10/25/23	89,276,000	PLN	23,732,193
Republic of Poland, Bonds	3.250%	7/25/25	341,825,000	PLN	85,971,267
Republic of Poland, Bonds	2.500%	7/25/26	117,385,000	PLN	27,531,026

Total Poland					137,234,486

Portugal - 2.6%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	26,989,848	EUR	32,238,223	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	2.875%	10/15/25	47,675,000	EUR	48,941,253	(a)

Total Portugal					81,179,476

South Africa - 4.9%
Republic of South Africa, Bonds	6.750%	3/31/21	349,255,969	ZAR	25,030,065
Republic of South Africa, Bonds	6.500%	2/28/41	1,045,409,535	ZAR	55,012,327
Republic of South Africa, Bonds	8.750%	2/28/48	1,058,999,612	ZAR	71,395,893

Total South Africa					151,438,285

United Kingdom - 6.3%
United Kingdom Gilt, Bonds	1.250%	7/22/18	152,095,000	GBP	193,366,843	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,924,859,141)					1,686,697,466

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Bancaja Fondo de Titulizacion de Activos, 2011 A2	0.015%	4/27/50	2,075,799	EUR	$2,160,540	(a)(b)
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	1,823,930		1,734,358
Fondo de Titulizacion de Activos UCI, 2017 A2	0.000%	12/17/49	6,454,664	EUR	5,633,046	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.000%	3/22/44	10,265,749	EUR	9,042,960	(a)(b)
Marche Mutui Srl, 2006 A2	0.000%	1/27/64	16,600,000	EUR	17,577,813	(a)(b)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,635,996		1,582,173	(b)(c)
Pastor GC Hipotecario, 2005 A2	0.000%	6/21/46	15,700,933	EUR	13,130,181	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	395,215		359,422

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $62,591,074)					51,220,493

CORPORATE BONDS & NOTES - 23.8%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Ford Motor Credit Co., LLC, Senior Notes	2.031%	6/15/18	33,935,000		34,109,290	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.009%	1/9/20	18,460,000		18,657,264	(b)

TOTAL CONSUMER DISCRETIONARY					52,766,554

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Hess Corp., Notes	7.875%	10/1/29	4,045,000		4,947,589
Hess Corp., Notes	7.300%	8/15/31	3,817,000		4,497,163
Hess Corp., Senior Notes	7.125%	3/15/33	2,520,000		2,890,553
Marathon Oil Corp., Senior Notes	6.800%	3/15/32	3,504,000		4,004,161
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	5,466,000		6,202,259

TOTAL ENERGY					22,541,725

FINANCIALS - 17.0%
Banks - 12.0%
Bank Nederlandse Gemeenten NV, Senior Notes	1.093%	7/14/17	25,300,000		25,300,177	(b)(c)
Citigroup Inc., Senior Bonds	1.727%	4/27/18	29,028,000		29,152,269	(b)
Citigroup Inc., Senior Notes	1.800%	1/10/20	12,765,000		12,807,814	(b)
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	24,860,000		24,797,781
Corporacion Andina de Fomento, Senior Notes	1.589%	1/29/18	44,980,000		45,069,375	(b)
Dexia Credit Local SA, Senior Notes	1.300%	6/5/18	46,769,000		46,658,064	(b)(c)
Export-Import Bank of Korea, Senior Notes	1.634%	5/12/17	61,908,000		61,910,910	(b)(c)
Export-Import Bank of Korea, Senior Notes	1.661%	8/14/17	59,273,000		59,239,096	(b)(c)
JPMorgan Chase Bank N.A., Senior Bonds	1.602%	9/21/18	19,415,000		19,474,817	(b)
Wells Fargo & Co., Senior Notes	2.057%	7/26/21	45,335,000		45,879,156	(b)

Total Banks					370,289,459

Capital Markets - 3.7%
Goldman Sachs Group Inc., Senior Notes	2.139%	11/15/18	85,142,000		86,043,654	(b)
Macquarie Bank Ltd., Senior Notes	1.662%	10/27/17	26,717,000		26,796,269	(b)(c)

Total Capital Markets					112,839,923

Diversified Financial Services - 1.3%
Svensk Exportkredit AB, Senior Notes	1.241%	9/28/17	40,142,000		40,164,841	(b)

TOTAL FINANCIALS					523,294,223

INFORMATION TECHNOLOGY - 4.4%
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc., Senior Notes	4.500%	2/23/36	22,234,000		24,021,458
Apple Inc., Senior Notes	4.650%	2/23/46	56,529,000		60,655,730
Dell Inc., Senior Notes	6.500%	4/15/38	12,721,000		12,402,975
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000		37,098,026

TOTAL INFORMATION TECHNOLOGY					134,178,189

TOTAL CORPORATE BONDS & NOTES (Cost - $723,893,906)					732,780,691

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.7%
Georgia - 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,143,000	$5,773,326
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,721,000	16,542,577

TOTAL MUNICIPAL BONDS (Cost - $21,152,026)				22,315,903

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.0%
U.S. Government Obligations - 11.0%
U.S. Treasury Bonds	3.000%	11/15/45	101,235,300	100,610,476
U.S. Treasury Bonds	2.875%	11/15/46	154,500,000	149,907,178
U.S. Treasury Notes	0.922%	1/31/19	86,954,000	87,017,911	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $338,409,630)				337,535,565

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,070,905,777)				2,830,550,118

SHORT-TERM INVESTMENTS - 6.0%
U.S. Treasury Bills - 3.0%
U.S. Treasury Bills (Cost - $92,136,314)	0.487%	4/6/17	92,140,000	92,136,314	(d)

			SHARES
Money Market Funds - 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $90,540,894)	0.634%		90,540,894	90,540,894

TOTAL SHORT-TERM INVESTMENTS (Cost - $182,677,208)				182,677,208

TOTAL INVESTMENTS - 98.1% (Cost - $3,253,582,985#)				3,013,227,326
Other Assets in Excess of Liabilities - 1.9%				59,849,714

TOTAL NET ASSETS - 100.0%				$3,073,077,040

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	660,900,000	USD	76,924,420	HSBC Bank USA, N.A.	4/10/17	$53,310
NZD	15,970,000	USD	11,233,777	Morgan Stanley & Co. Inc.	4/21/17	(43,735)
NZD	7,980,000	USD	5,605,559	Morgan Stanley & Co. Inc.	4/21/17	(14,041)
NZD	8,020,000	USD	5,642,792	Morgan Stanley & Co. Inc.	4/21/17	(23,246)
NZD	8,020,000	USD	5,639,824	Morgan Stanley & Co. Inc.	4/21/17	(20,279)
USD	54,539,588	NZD	76,670,000	Morgan Stanley & Co. Inc.	4/21/17	817,575
SEK	753,900,000	USD	84,988,135	HSBC Bank USA, N.A.	4/24/17	(775,614)
JPY	16,528,000,000	USD	147,277,662	JPMorgan Chase & Co.	5/2/17	1,329,965
USD	122,870,579	EUR	114,640,000	Citibank N.A.	5/10/17	373,432
EUR	28,220,000	USD	30,797,474	HSBC Bank USA, N.A.	5/10/17	(643,344)
EUR	9,410,000	USD	10,143,368	HSBC Bank USA, N.A.	5/10/17	(88,430)
EUR	45,310,000	USD	48,720,484	HSBC Bank USA, N.A.	5/10/17	(305,046)
EUR	16,520,000	USD	17,678,713	HSBC Bank USA, N.A.	5/10/17	(26,472)
EUR	38,890,000	USD	42,177,566	Morgan Stanley & Co. Inc.	5/10/17	(622,140)
NOK	598,400,000	USD	71,886,788	HSBC Bank USA, N.A.	5/15/17	(2,164,434)
AUD	16,470,000	USD	12,587,692	HSBC Bank USA, N.A.	5/17/17	(14,314)
AUD	88,550,000	USD	67,466,245	Morgan Stanley & Co. Inc.	5/17/17	133,791
SEK	954,100,000	USD	105,897,565	HSBC Bank USA, N.A.	6/5/17	887,620
GBP	211,390,000	USD	259,776,114	Citibank N.A.	6/9/17	5,480,362
CLP	27,300,000,000	USD	42,155,652	HSBC Bank USA, N.A.	6/16/17	(924,206)
USD	30,772,461	CLP	20,520,000,000	HSBC Bank USA, N.A.	6/16/17	(219,088)
USD	10,163,546	CLP	6,780,000,000	HSBC Bank USA, N.A.	6/16/17	(76,351)
INR	9,510,000,000	USD	141,157,611	Barclays Bank PLC	6/21/17	3,776,183
CLP	44,310,000,000	USD	67,824,889	HSBC Bank USA, N.A.	7/14/17	(992,232)
USD	48,720,834	CLP	32,470,000,000	HSBC Bank USA, N.A.	7/14/17	(253,581)
USD	17,705,467	CLP	11,840,000,000	HSBC Bank USA, N.A.	7/14/17	(152,774)

Total						$5,492,911

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,686,697,466	—	$1,686,697,466
Collateralized Mortgage Obligations	—	51,220,493	—	51,220,493
Corporate Bonds & Notes	—	732,780,691	—	732,780,691
Municipal Bonds	—	22,315,903	—	22,315,903
U.S. Government & Agency Obligations	—	337,535,565	—	337,535,565

Total Long-Term Investments	—	2,830,550,118	—	2,830,550,118

Short-Term Investments†:
U.S. Treasury Bills	—	92,136,314	—	92,136,314
Money Market Funds	$90,540,894	—	—	90,540,894

Total Short-Term Investments	90,540,894	92,136,314	—	182,677,208

Total Investments	$90,540,894	$2,922,686,432	—	$3,013,227,326

Other Financial Instruments:
Forward Foreign Currency Contracts	—	12,852,238	—	12,852,238

Total	$90,540,894	$2,935,538,670	—	$3,026,079,564

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$7,359,327	—	$7,359,327

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$71,719,567
Gross unrealized depreciation	(312,075,226)

Net unrealized depreciation	$(240,355,659)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2017